11. SHARE BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
11. SHARE BASED COMPENSATION PLANS

2013 Stock Incentive Plan

Under the 2013 Plan, 5 million shares of the Company’s common stock have been reserved for issuance to officers, employees, directors, consultants and advisors to the Company. The stock plan provides for grants of options, stock appreciation rights, performance share awards, restricted stock and restricted stock unit awards (“the Awards”).  Up to 1,666,666 shares may be granted during the first 12 months following the Share Exchange and the remaining 3,333,332 shares may be granted during the first 24 months following the Share Exchange. The vesting period for the Awards under the 2013 Plan is determined by the Board at the date of grant. No awards were granted to employees or non-employees during 2013.

During the year ended December 31, 2014 we awarded 921,250 shares of restricted stock units ("RSUs") to 18 employees, including our four executive officers, and 201,000 shares to non-employee advisors and consultants under the 2013 Equity Incentive Plan.

Each restricted stock unit represents the right to receive one share of our restricted common stock upon vesting. During the year ended December 31, 2014, 57,500 shares of restricted stock vested.  There were forfeitures of 140,000 shares of restricted stock during year ended December 31, 2014. The fair market value for stock-based compensation expense is equal to the closing price of our common stock on the date of grant, which was measured based on a weighted average fair value calculation using available observable inputs of recent arm’s length transactions in the Company’s private placement offering and, to a lesser extent, the publicly traded share price. The restrictions on the stock award are released generally over one year.

The Company recognized share based compensation expense for employee awards of approximately $159,000 for the year ended December 31, 2014, of which $154,000 and $5,000 was recorded in selling, general and administrative expenses and research and development, respectively. Unrecognized compensation expense for unvested employee RSUs at December 31, 2014 was approximately $184,000, which is expected to be recognized over the remaining weighted average period of six months.

For the year ended December 31, 2013, no equity awards were granted to employees under the 2013 Stock Incentive Plan.

Non-employee Share Based Compensation

Share- based compensation expense related to restricted stock and restricted stock units (collectively ‘Non-Employee Awards’) granted to non- employees is measured at the fair value of consideration received or the fair value of the equity instruments issued or liabilities incurred, whichever is more reliably measured.  The cost of the share based payments to non- employees that are fully vested and non- forfeitable as at the grant date are remeasured and recognized at that date, unless there is a contractual term for services, in which case such compensation would be amortized over the contractual term. In addition to the shares granted under the 2013 Equity Incentive Plan, the Company issued 1,640,222 shares of restricted common stock and 49,348 common shares to non- employee advisors and consultants. Of the 1,890,570 awards of restricted stock and common shares issued to non-employees, approximately 1,747,070 shares have vested at December 31, 2014. As of December 31, 2014, no non-employees forfeited restricted stock or RSUs awarded in 2014.

The Company recognized share based compensation expense for non-employee share based awards of approximately $818,000 for the year ended December 31, 2014. For the year ended December 31, 2014, share based compensation expenses related to non- employees of approximately $139,000 and $679,000 was recorded in professional expenses and selling, general and administrative expenses, respectively. As of December 31, 2014, the Company has recorded approximately $22,000 in accrued expenses and other liabilities related to these non- employee share arrangements, which are either subject to continued contractual service conditions or have not been settled in common stock of the Company.

Unrecognized compensation expense for unvested non-employee RSUs at December 31, 2014 was approximately $60,000, which is expected to be recognized over a weighted average of .91 years.

For the year ended December 31, 2013, no equity awards were granted to non- employees under the 2013 Stock Incentive Plan.

Share Based Compensation

The following table shows a summary of share based compensation expense included in the consolidated statement of operations for the year ended December 31, 2014:

Year Ended December 31,
2014
Selling, general and administrative	$832,827
Professional fees	139,455
Research and development costs	5,029
Total	$977,311